SEGMENT INFORMATION (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
SEGMENT INFORMATION
Number of operating segment | segment			1		1
Number of reportable segment | segment			1
Trust Account	$ 19,846,616		$ 19,846,616		$ 18,949,539	$ 31,440,528
Cash	85,883		85,883		3,527	24,278
Operating and formation expenses					2,749,348	1,043,627
Operating and formation (income) expenses	(177,733)	$ 630,844	178,462	$ 2,241,314
Interest earned on the Trust Account	157,109	349,967	462,276	1,039,879	1,220,440	4,724,941
Single reportable segment
SEGMENT INFORMATION
Trust Account	19,846,616		19,846,616		18,949,539	31,440,528
Cash	85,883		85,883		3,527	24,278
Operating and formation expenses					2,749,348	1,043,627
Operating and formation (income) expenses	(177,733)	630,844	178,463	2,241,314
Interest earned on the Trust Account	$ 157,109	$ 349,967	$ 462,276	$ 1,039,879	$ 1,220,440	$ 4,724,941